Leases (Details) - P3 Health Partners Inc. $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Option agreement	Dec. 31, 2021 Option	Jun. 09, 2022
Lessee, Lease, Description [Line Items]
Number Of Operating Lease | agreement	1
Minimum
Lessee, Lease, Description [Line Items]
Lease term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term		10 years
Real estate on lease | NEVADA
Lessee, Lease, Description [Line Items]
Extension term of lease			94 months
Increase in ROU Asset | $	$ 3.1
Increase in lease liabilities | $	$ 3.1
Real estate on lease | Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year	1 year
Number of options to renew | Option	1	1
Extension term of lease	5 years	5 years
Real estate on lease | Maximum
Lessee, Lease, Description [Line Items]
Lease term	8 years	8 years
Number of options to renew | Option	2	2
Extension term of lease	10 years	10 years
Equipment on lease | Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year	1 year
Equipment on lease | Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years	3 years